UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Exploration and evaluation assets and mining data	$ 127,431,775	$ 117,577,523
Patents	674,212	674,336
Other intangible assets	190,752	215,484
Property and equipment	4,852,342	5,287,258
Right-of-use assets	907,001	1,239,679
Total non-current assets	134,056,082	124,994,280
Current assets
Cash and cash equivalents	12,512,058	29,283,942
Inventories	236,239	162,003
Trade and other receivables	1,754,268	2,115,114
Related party receivables	0	98,133
Total current assets	14,502,565	31,659,192
Total assets	148,558,647	156,653,472
Equity
Share capital	7,931	7,913
Share premium	185,766,808	185,070,706
Shared based payment reserve	275,917,120	275,917,120
Warrant reserves	15,017,152	15,017,257
Other reserves	67,624,251	67,732,146
Foreign currency translation reserve	306,900	(15,058)
Redemption reserve	280,808	280,808
Accumulated deficit	(451,764,823)	(454,470,401)
Total shareholders’ equity	93,156,147	89,540,491
Non-controlling interests	9,434,795	9,786,509
Total equity	102,590,942	99,327,000
Non-current liabilities
Lease liabilities	431,732	801,048
Deferred tax	376,804	529,018
Total non-current liabilities	808,536	1,330,066
Current liabilities
Lease liabilities	566,590	617,648
Trade and other payables	4,058,168	4,815,559
Provisions	3,434,062	3,434,062
Convertible debentures	30,373,585	26,235,808
Embedded derivatives	6,623,000	20,768,000
Related party payables	103,764	125,329
Total current liabilities	45,159,169	55,996,406
Total liabilities	45,967,705	57,326,472
Total equity and liabilities	$ 148,558,647	$ 156,653,472